Statement of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Revenue
General and administrative expenses	306,904
Loss from operations	(306,904)
Other income - interest earned on Trust Account	82,119
Loss before provision for income taxes	(224,785)
Provision for income taxes
Net loss	$ (224,785)
Class A Common Stock
Two Class Method:
Weighted average shares outstanding (in Shares) | shares	34,500,000
Net income per common stock, basic and diluted (in Dollars per share) | $ / shares
Class B Common Stock
Two Class Method:
Weighted average shares outstanding (in Shares) | shares	8,030,048
Net income per common stock, basic and diluted (in Dollars per share) | $ / shares	$ (0.03)